Stock-Based Compensation - Changes in the Number of Operations Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share-based Payment Arrangements [Abstract]
Number of options, beginning of period | shares	4,990,120	5,216,063
Number of options, granted | shares	175,749	240,880
Number of options, exercised | shares	(714,937)	(461,442)
Number of options, forfeited | shares	(41,574)	(5,381)
Number of options, end of period | shares	4,409,358	4,990,120
Number of options, exercisable | shares	3,807,511	4,170,259
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.35	$ 6.16
Weighted average exercise price of share options granted in share-based payment arrangement (in C$/option) | $	12.39	14.28
Weighted average exercise price of share options exercised in share-based payment arrangement (in C$/option) | $	7.00	8.28
Weighted average exercise price of share options forfeited in share-based payment arrangement (in C$/option) | $	10.79	9.75
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	6.45	6.35
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 5.66	$ 5.63